May 2, 2006

Securities and Exchange Commission
Washington D.C. 20549

Attn: John Reynolds, Assistant Director

Re: Dahua, Inc.
    Amendment No. 4 to Registration Statement
    On Form SB-2
    File No. 333-122622

Dear Mr. Reynolds:

We are in receipt of your letter dated December 15, 2005 and have the following responses:

General:
--------

   1. We will file on EDGAR a redlined version of Amendment No. 4 marked to show changes;

Prospectus Cover Page
---------------------

   2. We have moved the dealer prospectus delivery obligation to the outside back cover page of the prospectus as required by Item 502(b) of Regulation S-B;

Prospectus Summary
------------------

   3. We have updated the disclosure throughout the prospectus to indicate that the plumbing, electrical wiring, water supply and landscaping have been completed;

Organization within last five years, Page 22
--------------------------------------------

   4. We have removed the financial statements of Norton Industries. We have also revised the caption of the financial statements of the operating company to read "Dahua, Inc." instead of "Bauer Invest, Inc."

   5. While preparing the consolidated financial statements of Dahua Inc. it was discovered that $98,161 in accrued interest had been incorrectly charged to expense in the statement of operations of Beijing Dahua Real Estate for 2003 rather than capitalized as a cost of construction, since the interest was from loans received for the construction of the housing development project.

        The reconciliation of the accumulated deficit account of Beijing Dahua Real Estate Development, Ltd. as reported in the Form 8-K on February 1, 2005 to the accumulated deficit of Dahua Inc. as reported in the SB-2 is as follows:

                                                           Dahua Inc.
                                           Real Estate    Loss before     Dahua Inc.    Dahua Inc.
                                           Accumulated      Minority       Minority     Accumulated
              Description                 Deficit          Interest         Interest         Deficit
---------------------------------------  --------------  -------------  --------------  -------------

Loss from inception to 12/31/2002         $  (169,784)    $  (169,784)   $  (33,957)    $  (135,827)
Reported loss for year ended 12/31/2003      (271,442)
                                         --------------
Accumulated deficit reported                 (441,226)

2003 Interest expense adjustment                98,161       (173,281)      (34,656)       (138,625)
                                         --------------    -----------   ------------    -----------
Account total at 12/31/2003               $  (343,065)     $ (343,065)   $  (68,613)     $ (274,452)



The auditor will restate the prior audit and we will file an amended Form 8-K.

   6. The initial Bauer financial statements treated the acquisition of Beijing Dahua as a purchase rather than a reverse merger. We will restate these financial statements to show reverse merger accounting, as well as the restatement of interest expense in an amended Form 8-k.

        Please see our revised financial statements;

   7. We have revised disclosure to indicate that Bauer is the wholly owned subsidiary of Norton. We have also disclosed all issuances of securities by Norton following the business combination, and have clearly disclosed that Norton changed its name to Dahua, Inc.;

   8. The relationship among Dahua Group and Bauer and Dahua Inc. is as follows: Prior to the acquisition, a group of shareholders owned 100% of Dahua Group, as well as 100% of Bauer in the same shareholding proportions. Currently, the same group of shareholders own 95% of Dahua Inc. Yonglin Du, our CEO and President, also acts as president of Dahua Group and Bauer, respectively. This disclosure has been added.

   9. Dahua Group was the prior 100% owner of Bauer; thus the 108 shareholders of Dahua Group beneficially owned Bauer. The disclosure has been revised to make it more clearly understood.

Description of Business Page 24
-------------------------------

	Development of Projects Page 24
      -------------------------------

  10. The Form SB-2 filed February 8, 2005 noted that the 30 sold units include 11 units with deposit paid, (some of deposits are 10,000 RMB, and some are 30,000 RMB), for which we didn't sign formal purchase contracts. In 2005, the purchasers of these 11 units chose not to purchase our units; we then returned the deposits to them. In addition, two purchasers of the other 19 units, which we had signed formal contracts decided to return the units, and we then returned the money. In the year of 2005, we sold 11 units in total. By November 14, 2005, we had sold 28 units. By December 31, 2005, we had sold 32 units, 26 of which were reserved with clients' deposits;

Home Construction Page 25
-------------------------

  11. Although the contract has expired, according to Chinese law, the company in charge of quality control of a construction product bears life-long responsibility for the quality of such construction. Thus, Aochend shall remain responsible for quality assurance of our construction. We have added such disclosure;

Liquidation of Capital Resources, Page 24
-----------------------------------------

  12. The amount of $7.11 million represents the amounts advanced by Dahua Group to the Company, $.35 million represents interest accrued on those amounts, and $7.46 million is the total loan balance shown in the financial statements. The numbers will change from period to period. We have different numbers as of September 30, 2005. We have revised our disclosure so that it can be more easily understood;

  13. The Statement that "Dahua Group still holds 80% of the shares" of Dahua Real Estate was made in error. References to Dahua Group in this sentence have been changed to Dahua, Inc.;

Critical Accounting Powers and Estimates, Page 35
-------------------------------------------------

  14.   The requested disclosure has been added;

Certain Relationships and Related Party Transactions, Page 37
-------------------------------------------------------------

  15. We have added all requested disclosure regarding related party loans, capital loans and lines of credit entered into and/or made to date;

Executive Compensation, Page 39
-------------------------------

  16. We confirm that the salaries paid by Beijing Guohong have been included in the compensation table for the past three years and the prior officers are identified pursuant to Item 402 of Regulation S-B. The agreements with Beijing Guohong have been disclosed under Certain Relationships and Related Party Transactions;

Financial Statements
--------------------

    Note 4 - Loans Receivable, Page 63
     -----------------------------------

  17. The notes were made by the company, and were not due from any related party. As of December 31, 2004, the age of most loans receivable was three years so that the management decided to make allowance for them. Also, some people who own the other loans receivable could not be touched then so that the management decided to make allowance for them too. We had no loans receivable at December 31, 2005.

  18. In the June 30, 2005 financial statements, the $112,021 loan from Dahua Group to Bauer was erroneously listed as an asset on the balance sheet. The money was originally loaned by Dahua Group to Bauer in connection with the acquisition of Norton Industries in January 2005, in which Bauer used the money to redeem and cancel treasury stock of Norton. Bauer's payable and Dahua's receivable shall be canceled out on consolidation, leaving the debt to paid-in capital rather than loan receivable. We have filed an amendment to the Form10-QSB of Dahua Inc. for the quarter ended December 31, 2005 in which we restated the financial statements for that quarter.

If you have any questions, please do not hesitate to contact us.


Very truly yours,


/s/ Andrea I. Weinstein
-----------------------
Andrea I. Weinstein